DERIVATIVES, Designated Derivative Liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (37,618)	$ (8,558)
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	31
Contract notional amount	$ 826,565
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(34,087)
Loss recognized in accumulated comprehensive loss, net of tax	$ (28,496)
Designated Derivatives [Member] | Interest Rate Swap Contracts Liability [Member]
Derivatives [Abstract]
Quantity | Instrument	31
Contract notional amount	$ 826,565
Loss recognized in accumulated comprehensive loss, net of tax	$ (28,496)
Designated Derivatives [Member] | Interest Rate Swap Contracts Liability [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2023
Hedge interest rate	2.28%
Designated Derivatives [Member] | Interest Rate Swap Contracts Liability [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Dec. 08, 2025
Hedge interest rate	3.13%
Designated Derivatives [Member] | Interest Rate Swap Contracts Liability [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (33,425)
Accrued interest	$ (662)